Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial Instruments with Off-Balance-Sheet Risk
(9)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include mortgage sale lock commitments, commitments to extend credit and standby letters of credit. These instruments may involve, to varying degrees, credit risk in excess of the amount recognized in the balance sheets. The contract amounts of these instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

Credit risk is defined as the possibility of sustaining a loss because the other parties to a financial instrument fail to perform in accordance with the terms of the contract. The Company’s maximum exposure to credit loss under commitments to extend credit and standby letters of credit is represented by the contractual amount of these instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The Company requires collateral to support financial instruments when it is deemed necessary. The Bank evaluates such customers’ creditworthiness on a case-by-case basis. The amount of collateral obtained upon extension of credit is based on management’s credit evaluation of the counterparty. Collateral may include deposits held in financial institutions, U.S. Treasury securities, other marketable securities, real estate, accounts receivable, inventory, and property, plant and equipment.

Financial instruments whose contract amounts represent credit risk:

	2012	2011
Mortgage rate lock commitments	$3,002	—

Commitments to extend credit	$60,168	54,161

Standby letters of credit	$2,475	963

In the ordinary course of business, the Company may enter into mortgage rate lock commitments that are subsequently funded by the Company. The Company then sells the mortgage loan to a secondary market bank that had underwritten the mortgage loan before the Company funded the loan. The secondary market bank pays a fee that was agreed upon on the lock commitment date to the Company and buys the loan within five days of the initial funding by the Company.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements, including bond financing and similar transactions. Unless renewed, substantially all of the Company’s standby letters of credit commitments at December 31, 2012 will expire within one year. Management does not anticipate any material losses as a result of these transactions. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers.